CERTIFICATION


      Pursuant to Rule 497(j), Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-582) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 84 ("Amendment No. 84") to its Registration Statement and (b) that Amendment No. 84 was filed electronically.


Dated: June 3, 1999                     By: /s/ Claudia A. Brandon
                                            ----------------------
                                            Claudia A. Brandon